Cash Distributions and Earnings per Unit - Percentage Interest in Distributions (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Distribution Made To Limited Partner [Line Items]
Percentage allocations of the additional available cash	100.00%
Credit facilities	$ 102,759	$ 75,671
Total Quarterly Distribution Target Amount | Minimum Quarterly Distribution
Distribution Made To Limited Partner [Line Items]
Distribution Per Unit	$ 5.25
Total Quarterly Distribution Target Amount | First Target Distribution
Distribution Made To Limited Partner [Line Items]
Distribution Per Unit	6.0375
Total Quarterly Distribution Target Amount | Second Target Distribution | Minimum
Distribution Made To Limited Partner [Line Items]
Distribution Per Unit	6.0375
Total Quarterly Distribution Target Amount | Second Target Distribution | Maximum
Distribution Made To Limited Partner [Line Items]
Distribution Per Unit	6.5625
Total Quarterly Distribution Target Amount | Third Target Distribution | Minimum
Distribution Made To Limited Partner [Line Items]
Distribution Per Unit	6.5625
Total Quarterly Distribution Target Amount | Third Target Distribution | Maximum
Distribution Made To Limited Partner [Line Items]
Distribution Per Unit	7.875
Total Quarterly Distribution Target Amount | Thereafter
Distribution Made To Limited Partner [Line Items]
Distribution Per Unit	$ 7.875
Common Unitholders | Minimum Quarterly Distribution
Distribution Made To Limited Partner [Line Items]
Percentage allocations of the additional available cash	98.00%
Common Unitholders | First Target Distribution
Distribution Made To Limited Partner [Line Items]
Percentage allocations of the additional available cash	98.00%
Common Unitholders | Second Target Distribution
Distribution Made To Limited Partner [Line Items]
Percentage allocations of the additional available cash	85.00%
Common Unitholders | Third Target Distribution
Distribution Made To Limited Partner [Line Items]
Percentage allocations of the additional available cash	75.00%
Common Unitholders | Thereafter
Distribution Made To Limited Partner [Line Items]
Percentage allocations of the additional available cash	50.00%
General Partner | Minimum Quarterly Distribution
Distribution Made To Limited Partner [Line Items]
Percentage allocations of the additional available cash	2.00%
General Partner | First Target Distribution
Distribution Made To Limited Partner [Line Items]
Percentage allocations of the additional available cash	2.00%
General Partner | Second Target Distribution
Distribution Made To Limited Partner [Line Items]
Percentage allocations of the additional available cash	15.00%
General Partner | Third Target Distribution
Distribution Made To Limited Partner [Line Items]
Percentage allocations of the additional available cash	25.00%
General Partner | Thereafter
Distribution Made To Limited Partner [Line Items]
Percentage allocations of the additional available cash	50.00%